UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.6%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$570,560
Courtland Alabama IDB, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,000	1,017,850

		1,588,410

Arizona — 2.2%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,396,233

California — 10.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	3,042,854
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (a)	6,500	6,816,290
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,345,338
California State Department of Water Resources, Refunding RB, Power Supply, Series L, 5.00%, 5/01/18	5,000	5,796,150
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	498,960
5.00%, 1/01/18	930	1,051,151
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,397,813

		25,948,556

Colorado — 4.7%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	549,155
4.00%, 12/01/18	540	574,997

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Housing & Finance Authority, RB, Disposal, Waste Management, Inc. Project, AMT, 5.70%, 7/01/18	$5,000	$5,549,400
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 5.25%, 12/01/20	5,010	5,173,376

		11,846,928

Florida — 4.0%
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,506,924
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,405,438
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,278,180
Pine Island Community Development District, RB, 5.30%, 11/01/10	400	224,120
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 1.00%, 12/31/49	2,270	1,690,514

		10,105,176

Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	701,896

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	408,983

Illinois — 13.4%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,318,050
5.00%, 1/01/20	3,000	3,190,830
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,614,859

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	$1,885	$1,973,030
5.40%, 6/15/20	1,985	2,069,402
5.45%, 6/15/21	2,090	2,173,621
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	11,362,100
State of Illinois, RB, Series B, Build Illinois:
5.00%, 6/15/18 (b)	355	411,143
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,893,198
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 7/01/15 (c)	2,250	2,384,460

		33,390,693

Indiana — 3.0%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	2,975	1,813,649
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,849,079
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	1,012,270
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,732,650

		7,407,648

Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	3,720	3,699,838

Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,885,075

Kentucky — 3.5%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,341,353

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	$1,755	$2,028,639
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,270,594

		8,640,586

Louisiana — 0.2%
Louisiana Public Facilities Authority, RB, Department of Public Safety, Fire Marshal's Headquarter Project (NPFGC), 5.88%, 6/15/14	475	480,254

Maryland — 3.5%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,830,752
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,136,050
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,664,900

		8,631,702

Massachusetts — 0.1%
State of Massachusetts Water Pollution Abatement Trust, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,637

Michigan — 3.0%
Detroit Water and Sewerage Department, Refunding RB, Sewage Disposal System, Senior Lien, Series A (AGM), 5.00%, 7/01/18	3,000	3,021,450
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,288,513
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,087,670

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	$1,000	$1,083,810

		7,481,443

Mississippi — 4.2%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	10,476,360

Missouri — 0.8%
City of Kansas City Missouri Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	1,750	2,005,588

Multi-State — 5.8%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (d)(e)	14,000	14,449,960

Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,574,813
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	1,500	1,645,140

		4,219,953

Nevada — 4.3%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	985	1,008,108
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain's Edge, 4.00%, 8/01/18	4,175	4,242,969
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,586,893

		10,837,970

New Jersey — 12.2%
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,652,950

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.50%, 4/01/16	$5,440	$5,653,194
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	368,653
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (b)	2,500	3,057,400
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	964,521
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,632,960
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,243,240
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,145	2,204,910
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,535,935
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.00%, 6/15/18	2,000	2,289,400
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,450	4,953,250

		30,556,413

New York — 7.9%
City of New York New York, GO, Sub-Series F-1:
5.00%, 9/01/15 (c)	7,365	7,854,257
Unrefunded Balance, 5.00%, 9/01/18	135	143,896
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,162,160
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	8,000	9,190,880

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	$1,200	$1,325,664

		19,676,857

North Carolina — 2.7%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,259,114
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	2,485	2,543,075

		6,802,189

Ohio — 3.8%
Ohio Air Quality Development Authority, Refunding RB, First Energy Generation Corp., Series A, 3.75%, 12/01/23 (a)	6,000	6,100,200
State of Ohio, GO, Refunding, Higher Education, Series B, 5.00%, 8/01/18	3,000	3,479,640

		9,579,840

Oklahoma — 0.6%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/18	1,000	1,093,540
County of Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
2.25%, 4/01/14	175	175,000
2.50%, 4/01/15	175	173,126

		1,441,666

Pennsylvania — 4.5%
County of Cumberland Municipal Authority Pennsylvania, Refunding RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,750,891
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project:
5.00%, 5/01/16	300	318,903
5.00%, 5/01/17	1,175	1,257,297
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,030,090

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	$275	$286,957
4.00%, 10/01/18	560	584,371
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,139,550
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,714,680
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,103,320
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	1,031,472

		11,217,531

Texas — 15.6%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,078,740
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD) (f):
0.00%, 2/15/18	1,615	1,545,313
0.00%, 2/15/19	1,815	1,683,884
0.00%, 2/15/20	2,625	2,343,679
0.00%, 2/15/21	2,500	2,130,125
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/18	750	841,568
5.75%, 1/01/19	750	850,230
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,776,200
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,146,230
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, AMT, 5.00%, 11/01/18	5,000	5,497,050
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,721,900

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	4

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
New Hope Cultural Education Facilities Corp., RB, CHF-Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/17	$160	$167,037
4.00%, 4/01/18	280	292,093
North Texas Tollway Authority, Refunding RB, Series C:
5.00%, 1/01/19	2,215	2,518,920
5.25%, 1/01/20	4,000	4,522,160
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,804,022

		38,919,151

US Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,111,390

Virginia — 1.9%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,434,992
Hanover County EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 3.00%, 7/01/14	415	414,780
Virginia HDA, Refunding RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,798,400

		4,648,172

Washington — 0.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	575,865

Wisconsin — 1.9%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,096,903
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,149,990

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	$1,265	$1,460,050

		4,706,943

Total Municipal Bonds — 120.3%		299,974,906

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g) — 2.2%

Illinois — 2.2%
City of Chicago Illinois Waterworks, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,565,950

Total Long-Term Investments (Cost — $290,602,591) — 122.5%		305,540,856

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	994,876	994,876

Total Short-Term Securities (Cost — $994,876) — 0.4%		994,876

Total Investments (Cost — $291,597,467*) — 122.9%		306,535,732
Other Assets Less Liabilities — 1.1%		2,948,827
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5%)		(3,753,212)
Preferred Shares, at Redemption Value— (22.5%)		(56,250,000)

Net Assets Applicable to Common Shares — 100.0%		$249,481,347

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$288,054,948

Gross unrealized appreciation		$17,165,962
Gross unrealized depreciation		(2,435,178)

Net unrealized appreciation		$14,730,784

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is collateralized by municipal or US Treasury obligations.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

(e)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income

FFI Institutional Tax-Exempt Fund	10,765,381	(9,770,505)	994,876	$ 330

(i)	Represents the current yield as of report date.
Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	6

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$305,540,856	—	$305,540,856
Short-Term Securities	$994,876	—	—	994,876

Total	$994,876	$305,540,856	—	$306,535,732

[1] See above Schedule of Investments for values in each state or political subdivision.
The carrying amount for certain of the Trust’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, TOB trust certificates of $(3,750,000) are categorized as Level 2 within the disclosure hierarchy.
There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	7

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal 2018 Term Trust

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal 2018 Term Trust

Date: May 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal 2018 Term Trust

Date: May 23, 2014